Cover	Jul. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2026
Entity File Number	0-35737
Entity Registrant Name	Northwest Biotherapeutics, Inc.
Entity Central Index Key	0001072379
Entity Tax Identification Number	94-3306718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	497-9024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $0.001 per share
Trading Symbol	NWBO
Entity Emerging Growth Company	false